Other Payables and Accruals as Restated	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals as Restated

21. OTHER PAYABLES AND ACCRUALS (AS RESTATED)

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Accrued payroll	19,207	13,609
Accrued expense	81,364	56,863
Other payables	16,867	25,760
Payable for Collaboration Assets	5,605	3,399
Other tax payables	515	156
	123,558	99,787

Other payables are non-interest-bearing and repayable on demand.

As at December 31, 2021 and 2020, amounts due to the Group’s related parties, included in the Group’s other payables, were US$3.3 million and US$3.7 million, respectively (note 32).